Note 6 - Leases - Supplemental Balance Sheet Information Related to Leases (Details) - AUD ($)	Dec. 31, 2021	Dec. 31, 2020
Non-current	$ 2,050,336	$ 4,024,962
Current	500,284	524,844
Non-current	$ 1,690,716	$ 3,594,531
Weighted average remaining lease terms (in years) (Year)	4 years	7 years
Weighted average discount rate	5.00%	6.00%